RESTATEMENT OF CONSOLIDATED STATEMENTS (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Oct. 23, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrants outstanding		13,380,680
Cash proceeds from exercise of warrants	$ 82,016	$ 30,692
Fair value of warrants			$ 100,900
Loss / (Gain) on fair value adjustments included in earnings	19,138	$ 23,493
Subsequent Event [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cash proceeds from exercise of warrants	$ 82,000
Subsequent Event [Member] | B G L Warrants
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrants outstanding	1,649,489
Subsequent Event [Member] | Private Placement Warrants
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrants outstanding	2,306,418